TRADE RECEIVABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Allowance for doubtful debts	R$ (232,830)	R$ (236,927)	R$ (228,348)
Trade receivable, after allowance for doubtful debts	3,124,030	2,453,442
Trade receivables	3,233,164	2,597,838
Third Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	3,356,860	2,690,369
Third Parties [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	1,636,804	1,218,179
Third Parties [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	1,720,056	1,472,190
Related Partie [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 109,134	R$ 144,396